Basis of Presentation and Summary of Significant Accounting Policies - 10Q - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	5,787,116	3,644,431	153,273
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	0	783,127	0
Series Seed Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	2,624,324	2,624,324	0
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	2,212,543	83,707	0
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	436,437	24,830	24,830
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	33,397	88	88
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted-average shares of common stock outstanding	480,415	128,355	128,355